General and administrative expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses
Salaries and related expenses	$ 211.2	$ 185.5	$ 238.8
Office equipment and maintenance	28.5	25.2	22.1
Depreciation and amortization	12.3	22.0	26.0
Consulting and legal fees	16.7	19.8	22.4
Advertising expenses	7.2	8.0	6.8
Travel and vehicle expenses	3.7	3.8	5.7
Other	16.5	16.4	16.5
Total general and administrative expenses	$ 296.1	$ 280.7	$ 338.3